Long-term Debt - Term bank loans/ Credit facilities (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Debt Instrument [Line Items]
Maturity Date Of Loan	Q3 2020
Tranche B1 term loans
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,900,000